UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F


Report for the Calendar Year or Quarter Ended:  March 31, 2009

Check here if Amendment [   ]; Amendment Number:  _____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Jensen Investment Management, Inc.
Address:  5300 Meadows Road, Suite 250
          Lake Oswego, OR  97035-8234



13F File Number:  28-03495

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Robert D. McIver
Title:  President
Phone:  (503) 726-4384


Signature, Place, and Date of Signing:

     /s/ ROBERT D. MCIVER                           May 14, 2009
     -----------------------------         -----------------------------
         Robert D. McIver                          Lake Oswego, OR

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




Report Summary:

Number of Other Included Managers:          -0-
                                        ----------------
Form 13F Information Table Entry Total:     118
                                        ----------------
Form 13F Information Table Value Total:     $2,130,491
                                        ----------------
                                            (thousands)

List of Other Included Managers:            None
                                        ----------------

                       Jensen Investment Management, Inc.
                                 March 31, 2009

ITEM 1                                      ITEM 2    ITEM 3        ITEM 4        ITEM 5       ITEM 6     ITEM 7        ITEM 8

                                            Title                    Fair         Number                                Voting
                                             of                      Market         of       Investment    Other       Authority
Name of Issuer                              Class    Cusip #         Value        Shares     Discretion   Managers       Over
                                                                  (thousands)                                          (Shares)
--------------                              ------   ---------    -----------   ----------   ----------   --------    ------------
3M Co                                       Common   88579Y101         90,175    1,813,666         Sole       NONE       1,813,666
Abbott Labs Com                             Common   002824100        100,856    2,114,374         Sole       NONE       2,114,374
Abercrombie & Fitch Co                      Common   002896207            111        4,670         Sole       NONE           4,670
Adobe Systems Inc                           Common   00724F101         62,850    2,938,275         Sole       NONE       2,938,275
Alliant Techsystems Inc                     Common   018804104             15          220         Sole       NONE             220
Altria Group Inc                            Common   02209S103             83        5,180         Sole       NONE           5,180
American Electric Power Co                  Common   025537101             13          500         Sole       NONE             500
Amern Corp                                  Common   023608102             19          824         Sole       NONE             824
Ametek                                      Common   031100100         34,113    1,090,931         Sole       NONE       1,090,931
Amgen Inc                                   Common   031162100             20          400         Sole       NONE             400
Amphenol                                    Common   032095101         74,415    2,611,965         Sole       NONE       2,611,965
Automatic Data Processing                   Common   053015103         92,537    2,631,872         Sole       NONE       2,631,872
Autozone Inc                                Common   053332102             21          130         Sole       NONE             130
Avon Products Inc                           Common   054303102             85        4,410         Sole       NONE           4,410
BMC Software                                Common   055921100              2           75         Sole       NONE              75
Berkshire Hathaway Cl B                     Common   084670207              3            1         Sole       NONE               1
Biovail Corporation                         Common   09067J109             72        6,600         Sole       NONE           6,600
Black & Decker Corp.                        Common   091797100             18          570         Sole       NONE             570
Block H & R Inc                             Common   093671105             18        1,000         Sole       NONE           1,000
Bristol Myers Squibb Co Com                 Common   110122108            723       33,000         Sole       NONE          33,000
Capital Growth Systems                      Common   14019A107              2       10,000         Sole       NONE          10,000
Cardinal Health Inc                         Common   14149Y108             73        2,310         Sole       NONE           2,310
Cintas Corp                                 Common   172908105             20          790         Sole       NONE             790
Clorox Co                                   Common   189054109         58,532    1,136,976         Sole       NONE       1,136,976
Coca-Cola Co                                Common   191216100         79,616    1,811,515         Sole       NONE       1,811,515
Cognizant Tech Sol                          Common   192446102         79,192    3,809,120         Sole       NONE       3,809,120
Colgate-Palmolive Co                        Common   194162103         66,575    1,128,771         Sole       NONE       1,128,771
Consolidated Edison Inc                     Common   209115104            155        3,915         Sole       NONE           3,915
Costco Wholesale Corp                       Common   22160K105              5          100         Sole       NONE             100
Cullen/Frost Bankers Inc                    Common   229899109             94        2,000         Sole       NONE           2,000
Danaher Corp                                Common   235851102         89,521    1,651,067         Sole       NONE       1,651,067
Dell, Inc                                   Common   24702R101             88        9,300         Sole       NONE           9,300
Deluxe Corp                                 Common   248019101             74        7,670         Sole       NONE           7,670
Dionex Corp                                 Common   254546104          1,572       33,267         Sole       NONE          33,267
Eaton Vance                                 Common   278265103             98        4,310         Sole       NONE           4,310
Ecolab, Inc.                                Common   278865100         54,311    1,563,795         Sole       NONE       1,563,795
Emerson Electric Co                         Common   291011104         93,598    3,274,938         Sole       NONE       3,274,938
Equifax Inc                                 Common   294429105         78,091    3,193,923         Sole       NONE       3,193,923
Exelon Corp                                 Common   30161N101             77        1,700         Sole       NONE           1,700
Exxon Mobil Corp                            Common   30231G102            234        3,432         Sole       NONE           3,432
Federated Investors Inc.                    Common   314211103             97        4,350         Sole       NONE           4,350
Fidelity National Information Svcs Inc      Common   31620M106             73        4,025         Sole       NONE           4,025
Gamco Investors Inc                         Common   361438104             87        2,650         Sole       NONE           2,650
Garmin Ltd                                  Common   G37260109            107        5,030         Sole       NONE           5,030
General Dynamics Corp                       Common   369550108             62        1,500         Sole       NONE           1,500
General Electric Co                         Common   369604103            128       12,692         Sole       NONE          12,692
Genuine Parts Co                            Common   372460105            108        3,619         Sole       NONE           3,619

ITEM 1                                      ITEM 2    ITEM 3        ITEM 4        ITEM 5       ITEM 6     ITEM 7        ITEM 8

                                            Title                    Fair         Number                                Voting
                                             of                      Market         of       Investment    Other       Authority
Name of Issuer                              Class    Cusip #         Value        Shares     Discretion   Managers       Over
                                                                  (thousands)                                          (Shares)
--------------                              ------   ---------    -----------   ----------   ----------   --------    ------------

Glaxosmithkline PLC Spons ADR               Common   37733W105             66        2,135         Sole       NONE           2,135
Graco                                       Common   384109104             70        4,130         Sole       NONE           4,130
HNI Corp                                    Common   404251100             48        4,650         Sole       NONE           4,650
Harley Davidson Inc                         Common   412822108             77        5,780         Sole       NONE           5,780
Heinz H J Co                                Common   423074103            182        5,515         Sole       NONE           5,515
ITT Corp                                    Common   450911102             75        1,960         Sole       NONE           1,960
Intel Corp                                  Common   458140100            199       13,200         Sole       NONE          13,200
International Bancshares Corp               Common   459044103             38        4,870         Sole       NONE           4,870
International Business Machines Corp        Common   459200101            289        2,982         Sole       NONE           2,982
Johnson & Johnson                           Common   478160104        108,089    2,054,918         Sole       NONE       2,054,918
Johnson Controls                            Common   478366107             17        1,380         Sole       NONE           1,380
Kellogg Co                                  Common   487836108             15          400         Sole       NONE             400
Kroger Co                                   Common   501044101             81        3,820         Sole       NONE           3,820
Lender Processing Services                  Common   52602E102             38        1,250         Sole       NONE           1,250
Lexmark Intl Inc                            Common   529771107             60        3,580         Sole       NONE           3,580
Lincare Hldgs Inc                           Common   532791100             75        3,420         Sole       NONE           3,420
MTR Gaming Group                            Common   553769100              0          400         Sole       NONE             400
McDonald's Corp                             Common   580135101            190        3,489         Sole       NONE           3,489
McGraw Hill Companies                       Common   580645109             49        2,150         Sole       NONE           2,150
Medtronic Inc                               Common   585055106         91,455    3,103,340         Sole       NONE       3,103,340
Merck & Company                             Common   589331107             37        1,400         Sole       NONE           1,400
Microsoft Corp Com                          Common   594918104        110,713    6,026,821         Sole       NONE       6,026,821
Moodys Corp                                 Common   615369105             93        4,050         Sole       NONE           4,050
Mylan Laboratories Inc.                     Common   628530107             50        3,712         Sole       NONE           3,712
NVR Inc                                     Common   62944T105             17           40         Sole       NONE              40
Nestle SA ADR                               Common   641069406            228        6,750         Sole       NONE           6,750
Nike Inc Cl B                               Common   654106103            369        7,873         Sole       NONE           7,873
Nordson Corp                                Common   655663102             47        1,650         Sole       NONE           1,650
Omnicom Group Inc                           Common   681919106         72,673    3,105,693         Sole       NONE       3,105,693
Oracle Corp                                 Common   68389X105             14          800         Sole       NONE             800
PPG Industries Inc                          Common   693506107             85        2,300         Sole       NONE           2,300
Patterson Companies                         Common   703395103             87        4,620         Sole       NONE           4,620
Paychex Inc                                 Common   704326107         57,320    2,232,958         Sole       NONE       2,232,958
Pepsico Inc                                 Common   713448108         97,316    1,890,363         Sole       NONE       1,890,363
Perini Corp                                 Common   713839108             51        4,120         Sole       NONE           4,120
Pfizer Inc Com                              Common   717081103            141       10,330         Sole       NONE          10,330
Pitney Bowes Inc                            Common   724479100             92        3,960         Sole       NONE           3,960
Polaris Industries                          Common   731068102             18          850         Sole       NONE             850
Praxair Inc                                 Common   74005P104         47,535      706,417         Sole       NONE         706,417
Procter & Gamble Co                         Common   742718109         96,665    2,052,767         Sole       NONE       2,052,767
Qualcomm Inc                                Common   747525103             44        1,120         Sole       NONE           1,120
Radioshack                                  Common   750438103             66        7,650         Sole       NONE           7,650
Reliance Steel And Aluminum Co              Common   759509102             26        1,000         Sole       NONE           1,000
Rent A Center Inc                           Common   76009N100             22        1,150         Sole       NONE           1,150
Ross Stores Inc                             Common   778296103             21          590         Sole       NONE             590
Rydex Russell Top50 ETF                     Common   78355W205          2,706       43,370         Sole       NONE          43,370
SEI Investments                             Common   784117103             83        6,770         Sole       NONE           6,770
Sara Lee Corp                               Common   803111103             75        9,270         Sole       NONE           9,270
Stanley Works                               Common   854616109             16          550         Sole       NONE             550
Stryker Corp                                Common   863667101         98,967    2,907,373         Sole       NONE       2,907,373
Suburban Propane Partnership                Common   864482104             31          850         Sole       NONE             850
Sysco Corp                                  Common   871829107         74,311    3,259,273         Sole       NONE       3,259,273
T Rowe Price Group Inc                      Common   74144T108         21,553      746,823         Sole       NONE         746,823

ITEM 1                                      ITEM 2    ITEM 3        ITEM 4        ITEM 5       ITEM 6     ITEM 7        ITEM 8

                                            Title                    Fair         Number                                Voting
                                             of                      Market         of       Investment    Other       Authority
Name of Issuer                              Class    Cusip #         Value        Shares     Discretion   Managers       Over
                                                                  (thousands)                                          (Shares)
--------------                              ------   ---------    -----------   ----------   ----------   --------    ------------

TJX Companies Inc                           Common   872540109             23          890         Sole       NONE             890
Total System Services                       Common   891906109             19        1,340         Sole       NONE           1,340
US Bancorp Del Com New                      Common   902973304             28        1,911         Sole       NONE           1,911
United Parcel Svc Cl B                      Common   911312106             17          350         Sole       NONE             350
United Technologies                         Common   913017109         56,540    1,315,491         Sole       NONE       1,315,491
Vanguard Div App ETF                        Common   921908844          1,269       36,000         Sole       NONE          36,000
Verizon Communications                      Common   92343V104             18          610         Sole       NONE             610
WD 40 Co                                    Common   929236107             61        2,543         Sole       NONE           2,543
Waddell & Reed Financial Inc                Common   930059100            107        5,940         Sole       NONE           5,940
Walgreen Company                            Common   931422109            323       12,450         Sole       NONE          12,450
Waters Corp                                 Common   941848103         81,130    2,195,660         Sole       NONE       2,195,660
Wells Fargo & Co                            Common   949746101         49,103    3,448,233         Sole       NONE       3,448,233
Weyerhaeuser Co                             Common   962166104             37        1,350         Sole       NONE           1,350
Whirlpool Corporation                       Common   963320106             15          520         Sole       NONE             520
Wilmington Trust Corp                       Common   971807102             69        7,130         Sole       NONE           7,130
Wyeth                                       Common   983024100            258        5,988         Sole       NONE           5,988
Yum Brands Inc                              Common   988498101             17          620         Sole       NONE             620
Zebra Technologies                          Common   989207105            131        6,900         Sole       NONE           6,900


                                                                    2,130,491   66,261,986
                                                                ===========================